Pay vs Performance Disclosure - USD ($)		5 Months Ended	12 Months Ended			15 Months Ended	16 Months Ended
		Aug. 29, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 03, 2024	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Our Compensation Committee approves and administers our executive compensation program to align executive compensation with stockholder interests by linking pay to performance. Our overall compensation program includes a mix of short-term and long-term components through our annual cash incentive plan and our equity incentive awards. As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the compensation actually paid to our NEOs and certain aspects of our financial performance. We are a smaller reporting company pursuant to Rule 405 of the Securities Act and, as such, are only required to include information for the past three fiscal years in the table below.

Pay Versus Performance Table

Year	Summary Compensation Table Total for Mr. Bristow ($)(1)	Summary Compensation Table Total for Mr. Keuer ($)(1)	Summary Compensation Table Total for Dr. Klein ($)(1)	Compensation Actually Paid to Dr. Bristow ($)(3)	Compensation Actually Paid to Mr. Keuer ($)(3)	Compensation Actually Paid to Dr. Klein ($)(3)	Average Summary Compensation Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Total Stockholder Return Based on Initial Fixed $100 Investment ($)(4)	Net Income ($ in thousands)(5)
2025	N/A	N/A	3,356,050	N/A	N/A	16,022,952	2,338,593	5,414,235	106.57	(105,433)
2024	510,416	853,520	520,911	518,016	848,453	44,698,284	461,678	3,718,227	99.68	(83,724)
2023	358,800	N/A	N/A	290,864	N/A	N/A	361,937	323,666	71.73	(5,339)

(1)      During years 2023, 2024 and 2025, the following individuals served as “principal executive officer” during the time periods set forth below:

Name	Dates as PEO During 2023 through 2025
Dr. Michael Bristow	January 1, 2023 through April 3, 2024
Thomas Keuer	April 3, 2024 through August 29, 2024
Dr. Lawrence Klein	August 29, 2024 through December 31, 2025

The dollar amounts reported in these columns represent the amount of total compensation reported for each of Drs. Klein and Bristow and Mr. Keuer (collectively, our “PEOs”) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year. Please refer to “Executive Compensation-Summary Compensation Table” above.

(2)      The dollar amounts reported in this column represent the average amount of total compensation reported for our NEOs as a group (excluding our PEOs) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year. Please refer to “Executive Compensation-Summary Compensation Table” above. The names of each NEO included for these purposes in each applicable year are as follows:

Year	Non-PEO NEOs
2025	Dr. Joana Goncalves, and Paul Quinlan
2024	Dr. Joana Goncalves, Paul Quinlan, and C. Jeffrey Dekker
2023	Thomas A. Keuer and C. Jeffrey Dekker

(3)      The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our PEOs or our NEOs as a group (excluding our PEOs), as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. In accordance with these rules, these amounts reflect total compensation as set forth in the Summary Compensation Table, adjusted as shown below for 2025. Except as noted below, equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to the PEOs during the applicable fiscal year.

	Dr. Bristow		Mr. Keuer	Dr. Klein		Average Non-PEO NEOs
	2023	2024	2024	2024	2025	2023	2024	2025
Summary Compensation Table Total	$358,800	$510,416	$853,520	$520,911	$3,356,050	$361,937	$461,678	$2,338,593
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	—	$(39,676)	$(22,484)	—	$(2,275,390)	—	$(8,316)	$(1,607,613)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year(a)	—	—	—	$44,177,373	$4,631,919	—	$3,257,026	$3,272,535
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$(45,283)	—	—	—	$14,775,225	$(15,718)	—	$2,272,225
	Dr. Bristow		Mr. Keuer	Dr. Klein		Average Non-PEO NEOs
	2023	2024	2024	2024	2025	2023	2024	2025
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year(b)	$(22,653)	$65,304	$24,059	—	$(4,464,852)	$(22,553)	$7,839	$(861,505)
Less, prior year-end fair value for any equity awards forfeited in the year	—	$(18,038)	$(6,642)	—	—	—	—	—
Compensation Actually Paid	$290,864	$518,016	$848,453	$44,698,284	$16,022,952	$323,666	$3,718,227	$5,414,235

(a)      For Dr. Klein and the average non-PEO NEOs as a group for 2024, includes the value of awards granted during 2024 by Pre-Merger Oruka that were assumed by the Company in connection with the Merger but that are not reflected in the Summary Compensation Table.

(b)      For Dr. Bristow and Mr. Keuer and the average non-PEO NEOs as a group for 2024, the value as of the vesting date of the ARCA stock options that were accelerated and cashed out in connection with the Merger is based on the actual cash amount paid (representing the difference between $3.9489 and the applicable per share exercise price).

(4)      Cumulative total stockholder return (“TSR”) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and (ii) the difference between our stock price at the end of the applicable measurement period and the beginning of the measurement period by (b) our stock price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2022.

(5)      The dollar amounts reported for 2023 represent the amount of net income (loss) reflected in ARCA’s audited financial statements for 2023. The dollar amount reported for 2024 represents the amount of net income (loss) reflected in our audited financial statements for the period from February 6, 2024 (inception) to December 31, 2024, as reported in our Annual Report on Form 10-K and the dollar amount reported for 2025 represents the amount of net income (loss) reflected in our audited financial statements for 2025, as reported in our Annual Report on Form 10-K.

Named Executive Officers, Footnote	The dollar amounts reported in this column represent the average amount of total compensation reported for our NEOs as a group (excluding our PEOs) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year. Please refer to “Executive Compensation-Summary Compensation Table” above. The names of each NEO included for these purposes in each applicable year are as follows:
Year	Non-PEO NEOs
2025	Dr. Joana Goncalves, and Paul Quinlan
2024	Dr. Joana Goncalves, Paul Quinlan, and C. Jeffrey Dekker
2023	Thomas A. Keuer and C. Jeffrey Dekker

Non-PEO NEO Average Total Compensation Amount	[1]		$ 2,338,593	$ 461,678	$ 361,937
Non-PEO NEO Average Compensation Actually Paid Amount	[2]		$ 5,414,235	3,718,227	323,666
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our PEOs or our NEOs as a group (excluding our PEOs), as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. In accordance with these rules, these amounts reflect total compensation as set forth in the Summary Compensation Table, adjusted as shown below for 2025. Except as noted below, equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to the PEOs during the applicable fiscal year.
	Dr. Bristow		Mr. Keuer	Dr. Klein		Average Non-PEO NEOs
	2023	2024	2024	2024	2025	2023	2024	2025
Summary Compensation Table Total	$358,800	$510,416	$853,520	$520,911	$3,356,050	$361,937	$461,678	$2,338,593
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	—	$(39,676)	$(22,484)	—	$(2,275,390)	—	$(8,316)	$(1,607,613)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year(a)	—	—	—	$44,177,373	$4,631,919	—	$3,257,026	$3,272,535
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$(45,283)	—	—	—	$14,775,225	$(15,718)	—	$2,272,225
	Dr. Bristow		Mr. Keuer	Dr. Klein		Average Non-PEO NEOs
	2023	2024	2024	2024	2025	2023	2024	2025
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year(b)	$(22,653)	$65,304	$24,059	—	$(4,464,852)	$(22,553)	$7,839	$(861,505)
Less, prior year-end fair value for any equity awards forfeited in the year	—	$(18,038)	$(6,642)	—	—	—	—	—
Compensation Actually Paid	$290,864	$518,016	$848,453	$44,698,284	$16,022,952	$323,666	$3,718,227	$5,414,235

(a)      For Dr. Klein and the average non-PEO NEOs as a group for 2024, includes the value of awards granted during 2024 by Pre-Merger Oruka that were assumed by the Company in connection with the Merger but that are not reflected in the Summary Compensation Table.

(b)      For Dr. Bristow and Mr. Keuer and the average non-PEO NEOs as a group for 2024, the value as of the vesting date of the ARCA stock options that were accelerated and cashed out in connection with the Merger is based on the actual cash amount paid (representing the difference between $3.9489 and the applicable per share exercise price).

Total Shareholder Return Vs Peer Group			Cumulative total stockholder return (“TSR”) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and (ii) the difference between our stock price at the end of the applicable measurement period and the beginning of the measurement period by (b) our stock price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2022.
Total Shareholder Return Amount	[3]		$ 106.57	99.68	71.73
Net Income (Loss)	[4]		(105,433,000)	(83,724,000)	(5,339,000)
PEO Name		Thomas Keuer				Dr. Michael Bristow	Dr. Lawrence Klein
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,607,613)	(8,316)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5]		3,272,535	3,257,026
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,272,225		(15,718)
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]		(861,505)	7,839	(22,553)
Less, prior year-end fair value for any equity awards forfeited in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Dr. Bristow [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[7]			510,416	358,800
PEO Actually Paid Compensation Amount	[2]			518,016	290,864
Dr. Bristow [Member] | Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(39,676)
Dr. Bristow [Member] | Plus, year-end fair value of outstanding and unvested equity awards granted in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5]
Dr. Bristow [Member] | Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(45,283)
Dr. Bristow [Member] | Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]			65,304	(22,653)
Dr. Bristow [Member] | Less, prior year-end fair value for any equity awards forfeited in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(18,038)
Mr. Keuer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[7]			853,520
PEO Actually Paid Compensation Amount	[2]			848,453
Mr. Keuer [Member] | Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(22,484)
Mr. Keuer [Member] | Plus, year-end fair value of outstanding and unvested equity awards granted in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5]
Mr. Keuer [Member] | Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Mr. Keuer [Member] | Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]			24,059
Mr. Keuer [Member] | Less, prior year-end fair value for any equity awards forfeited in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(6,642)
Dr. Klein [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[7]		3,356,050	520,911
PEO Actually Paid Compensation Amount	[2]		16,022,952	44,698,284
Dr. Klein [Member] | Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,275,390)
Dr. Klein [Member] | Plus, year-end fair value of outstanding and unvested equity awards granted in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5]		4,631,919	44,177,373
Dr. Klein [Member] | Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			14,775,225
Dr. Klein [Member] | Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]		(4,464,852)
Dr. Klein [Member] | Less, prior year-end fair value for any equity awards forfeited in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount

[1]	The dollar amounts reported in this column represent the average amount of total compensation reported for our NEOs as a group (excluding our PEOs) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year. Please refer to “Executive Compensation-Summary Compensation Table” above. The names of each NEO included for these purposes in each applicable year are as follows:
Year	Non-PEO NEOs
2025	Dr. Joana Goncalves, and Paul Quinlan
2024	Dr. Joana Goncalves, Paul Quinlan, and C. Jeffrey Dekker
2023	Thomas A. Keuer and C. Jeffrey Dekker

[2]	The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our PEOs or our NEOs as a group (excluding our PEOs), as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. In accordance with these rules, these amounts reflect total compensation as set forth in the Summary Compensation Table, adjusted as shown below for 2025. Except as noted below, equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to the PEOs during the applicable fiscal year.
	Dr. Bristow		Mr. Keuer	Dr. Klein		Average Non-PEO NEOs
	2023	2024	2024	2024	2025	2023	2024	2025
Summary Compensation Table Total	$358,800	$510,416	$853,520	$520,911	$3,356,050	$361,937	$461,678	$2,338,593
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	—	$(39,676)	$(22,484)	—	$(2,275,390)	—	$(8,316)	$(1,607,613)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year(a)	—	—	—	$44,177,373	$4,631,919	—	$3,257,026	$3,272,535
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$(45,283)	—	—	—	$14,775,225	$(15,718)	—	$2,272,225
	Dr. Bristow		Mr. Keuer	Dr. Klein		Average Non-PEO NEOs
	2023	2024	2024	2024	2025	2023	2024	2025
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year(b)	$(22,653)	$65,304	$24,059	—	$(4,464,852)	$(22,553)	$7,839	$(861,505)
Less, prior year-end fair value for any equity awards forfeited in the year	—	$(18,038)	$(6,642)	—	—	—	—	—
Compensation Actually Paid	$290,864	$518,016	$848,453	$44,698,284	$16,022,952	$323,666	$3,718,227	$5,414,235

(a)      For Dr. Klein and the average non-PEO NEOs as a group for 2024, includes the value of awards granted during 2024 by Pre-Merger Oruka that were assumed by the Company in connection with the Merger but that are not reflected in the Summary Compensation Table.

(b)      For Dr. Bristow and Mr. Keuer and the average non-PEO NEOs as a group for 2024, the value as of the vesting date of the ARCA stock options that were accelerated and cashed out in connection with the Merger is based on the actual cash amount paid (representing the difference between $3.9489 and the applicable per share exercise price).

[3]	Cumulative total stockholder return (“TSR”) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and (ii) the difference between our stock price at the end of the applicable measurement period and the beginning of the measurement period by (b) our stock price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2022.
[4]	The dollar amounts reported for 2023 represent the amount of net income (loss) reflected in ARCA’s audited financial statements for 2023. The dollar amount reported for 2024 represents the amount of net income (loss) reflected in our audited financial statements for the period from February 6, 2024 (inception) to December 31, 2024, as reported in our Annual Report on Form 10-K and the dollar amount reported for 2025 represents the amount of net income (loss) reflected in our audited financial statements for 2025, as reported in our Annual Report on Form 10-K.
[5]	For Dr. Klein and the average non-PEO NEOs as a group for 2024, includes the value of awards granted during 2024 by Pre-Merger Oruka that were assumed by the Company in connection with the Merger but that are not reflected in the Summary Compensation Table.
[6]	For Dr. Bristow and Mr. Keuer and the average non-PEO NEOs as a group for 2024, the value as of the vesting date of the ARCA stock options that were accelerated and cashed out in connection with the Merger is based on the actual cash amount paid (representing the difference between $3.9489 and the applicable per share exercise price).
[7]	During years 2023, 2024 and 2025, the following individuals served as “principal executive officer” during the time periods set forth below:
Name	Dates as PEO During 2023 through 2025
Dr. Michael Bristow	January 1, 2023 through April 3, 2024
Thomas Keuer	April 3, 2024 through August 29, 2024
Dr. Lawrence Klein	August 29, 2024 through December 31, 2025

The dollar amounts reported in these columns represent the amount of total compensation reported for each of Drs. Klein and Bristow and Mr. Keuer (collectively, our “PEOs”) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year. Please refer to “Executive Compensation-Summary Compensation Table” above.